OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Inventories (Details) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Impairment of inventories		$ 0	$ 0	$ 9,276	$ 5,717
Inventories, fair value		82,419	81,160	121,308
H225 Aircraft
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Impairment of inventories	$ 8,900			8,900
Eastern Airways International Limited
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Impairment of inventories	$ 300			300	4,500
Inventory Valuation Reserve
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Balance - beginning of period		0	19,448	26,030	21,514
Additional allowances		62	551	2,140	6,355
Inventory disposed and scrapped		0	(811)	(7,427)	(3,353)
Fresh start accounting adjustments		0	(19,143)	0	0
Foreign currency effects		0	(45)	(1,295)	1,514
Balance - end of period		$ 62	$ 0	$ 19,448	$ 26,030